EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Net income (loss)	$ 3,966	$ (134)
Dilutive effect of conversion of subsidiary preferred shares	(148)	(141)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	(26)	93
Profit (loss), attributable to ordinary equity holders of parent entity	$ 3,792	$ (182)
Weighted average - common shares	1,536.5	1,511.4
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	50.4	0.0
Common shares and common share equivalents	1,586.9	1,511.4
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 3,794	$ (182)
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	$ 2	$ 0